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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21799

Evergreen International Balanced Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen International Balanced Income Fund, for the quarter ended January 31, 2009. This series has October 31 fiscal year end.

Date of reporting period: January 31, 2009

Item 1 – Schedule of Investments

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 1.1%
FINANCIALS 0.9%
Capital Markets 0.9%
BP Capital Markets plc, 5.25%, 11/07/2013	$1,200,000	$1,276,113

INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
ARAMARK Corp., 8.50%, 02/01/2015	350,000	342,125

Total Corporate Bonds (cost $1,595,530)		1,618,238

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 18.6%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	255,000	164,897

Media 0.4%
Central European Media Enterprises, Ltd., Class A, FRN, 5.93%, 05/15/2014 EUR	500,000	368,144
UPC Holding BV, 8.00%, 11/01/2016 EUR	250,000	249,697

		617,841

CONSUMER STAPLES 3.3%
Beverages 1.6%
Ambev International Finance Co., Ltd., 9.50%, 07/24/2017 BRL	5,000,000	1,752,210
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	436,404
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	200,000	203,599

		2,392,213

Food Products 0.9%
Nestle SA, 5.50%, 11/18/2009 AUD	2,070,000	1,342,502

Tobacco 0.8%
British American Tobacco plc, 5.375%, 06/29/2017 EUR	1,100,000	1,252,650

ENERGY 0.4%
Energy Equipment & Services 0.4%
Tesco plc, 4.75%, 04/13/2010 EUR	500,000	652,840

FINANCIALS 8.6%
Capital Markets 1.4%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	254,839
Goldman Sachs Group, Inc., 4.50%, 01/30/2017 EUR	550,000	546,264
Merrill Lynch & Co., Inc., 10.71%, 03/08/2017 BRL	2,000,000	741,859
Morgan Stanley, 10.09%, 05/03/2017 BRL	2,000,000	502,480

		2,045,442

Commercial Banks 4.2%
KfW Bankengruppe:
4.875%, 01/15/2013 GBP	235,000	361,387
15.50%, 01/25/2010 TRY	2,450,000	1,521,234
Kommunalbanken AS, 6.00%, 02/25/2011 AUD	5,900,000	3,920,512
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	850,000	566,302

		6,369,435

Consumer Finance 1.8%
American Express Credit Corp.:
3.625%, 10/13/2009 EUR	500,000	621,139
5.625%, 08/18/2009 GBP	500,000	710,708
JTI UK Finance plc, 4.50%, 04/02/2014 EUR	500,000	610,508
SLM Corp., 5.375%, 12/15/2010 GBP	185,000	197,107
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	160,000	189,433
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	250,000	284,911

		2,613,806

1

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 1.2%
ABB International Finance, Ltd., 4.625%, 06/06/2013 EUR	1,000,000	$1,259,388
Dubai Holding Commercial Operations Group, LLC:
4.75%, 01/30/2014 EUR	450,000	360,141
6.00%, 02/01/2017 GBP	250,000	231,918

		1,851,447

INDUSTRIALS 0.9%
Aerospace & Defense 0.3%
Bombardier, Inc., 7.25%, 11/15/2016 EUR ρ	500,000	476,986

Commercial Services & Supplies 0.3%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	450,000	472,505

Machinery 0.3%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	400,000	332,930

MATERIALS 0.6%
Chemicals 0.2%
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	450,000	397,595

Containers & Packaging 0.3%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	390,000	416,995

Metals & Mining 0.1%
New World Resources NV, 7.375%, 05/15/2015 EUR	200,000	122,928

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	500,000	744,673
France Telecom, 4.375%, 05/22/2018 EUR	750,000	937,989
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	450,000	472,504
Telecom Italia SpA, 7.25%, 04/24/2012 EUR	700,000	907,942
Telefonica Emisiones SAU, 4.375%, 02/02/2016 EUR	700,000	820,223

		3,883,331

UTILITIES 1.7%
Multi-Utilities 1.7%
National Grid plc, 5.50%, 07/24/2013 GBP	1,000,000	1,445,407
Veolia Environnement SA, 4.375%, 01/16/2017 EUR	1,030,000	1,152,364

		2,597,771

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $32,851,527)		28,004,114

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 17.1%
Brazil, 10.25%, 01/10/2028 BRL	2,200,000	903,817
Canada, 6.25%, 06/15/2015 NZD	5,600,000	3,000,721
France, 3.75%, 04/25/2017 EUR	700,000	906,813
Hungary, 6.75%, 04/12/2010 HUF	540,000,000	2,231,493
Korea:
5.25%, 09/10/2015 KRW	4,700,000,000	3,545,904
5.25%, 03/10/2027 KRW	1,903,000,000	1,414,394
Malaysia, 4.24%, 02/07/2018 MYR	11,450,000	3,456,015
Mexico, 10.00%, 12/05/2024 MXN	70,230,000	5,826,175
Morocco, 5.375%, 06/27/2017 EUR	450,000	508,705
Norway, 4.25%, 05/19/2017 NOK	23,000,000	3,507,032
Peru, 7.50%, 10/14/2014 EUR	250,000	313,242
Ukraine, 4.95%, 10/13/2015 EUR	250,000	128,050

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $32,765,642)		25,742,361

2

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 1.2%
CONSUMER DISCRETIONARY 0.3%
Multiline Retail 0.3%
Marks & Spencer Group plc, 6.25%, 12/01/2017	$500,000	$373,737

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Tesco plc, 5.50%, 11/15/2017	500,000	472,953

FINANCIALS 0.3%
Consumer Finance 0.3%
KazMunaiGaz Finance Sub BV, 8.375%, 07/02/2013 144A	200,000	163,000
Virgin Media Finance plc, 9.125%, 08/15/2016	330,000	278,850

		441,850

UTILITIES 0.3%
Multi-Utilities 0.3%
National Power Corp., FRN, 6.40%, 08/23/2011	500,000	459,764

Total Yankee Obligations – Corporate (cost $1,910,254)		1,748,304

YANKEE OBLIGATIONS – GOVERNMENT 0.7%
Colombia, 8.25%, 12/22/2014	500,000	547,500
Georgia, 7.50%, 04/15/2013	250,000	160,000
Philippines, 8.00%, 01/15/2016	350,000	365,750

Total Yankee Obligations – Government (cost $1,179,998)		1,073,250

	Country	Shares	Value

COMMON STOCKS 51.3%
CONSUMER DISCRETIONARY 4.5%
Auto Components 0.7%
Compagnie Generale des Etablissements Michelin, Class B	France	22,530	883,701
Nokian Renkaat Oyj	Finland	22,527	220,355

			1,104,056

Automobiles 0.1%
Daimler AG	Germany	6,042	169,432

Hotels, Restaurants & Leisure 1.1%
OPAP SA	Greece	54,200	1,574,064

Media 1.1%
Arnoldo Mondadori Editore SpA	Italy	74,944	324,550
Macquarie Communications Infrastructure Group	Australia	425,609	251,831
Pearson plc	United Kingdom	69,673	670,174
Wolters Kluwer NV	Netherlands	21,170	381,271

			1,627,826

Multiline Retail 0.2%
PPR SA	France	6,766	342,387

Specialty Retail 0.3%
Inditex SA	Spain	11,849	452,407

Textiles, Apparel & Luxury Goods 1.0%
adidas AG	Germany	41,117	1,423,074

CONSUMER STAPLES 5.3%
Beverages 1.5%
Britvic plc	United Kingdom	71,540	237,224
Carlsberg AS	Denmark	3,800	125,479
Diageo plc	United Kingdom	83,695	1,142,191
Foster’s Group, Ltd.	Australia	130,081	448,982
Grupo Modelo SA de CV, Ser. C	Mexico	131,700	352,481

			2,306,357

3

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.4%
Carrefour SA	France	60,930	$2,089,220

Food Products 1.8%
Nestle SA	Switzerland	13,901	480,885
Unilever NV	Netherlands	100,198	2,211,279

			2,692,164

Tobacco 0.6%
Imperial Tobacco Group plc	United Kingdom	20,171	550,450
Swedish Match AB	Sweden	24,500	330,718

			881,168

ENERGY 5.7%
Energy Equipment & Services 0.2%
Technip SA	France	9,371	291,746

Oil, Gas & Consumable Fuels 5.5%
BP plc	United Kingdom	278,386	1,971,548
ENI SpA	Italy	69,490	1,474,506
Royal Dutch Shell plc, Class B	United Kingdom	120,010	2,864,599
Total SA	France	39,544	1,978,214

			8,288,867

FINANCIALS 8.0%
Commercial Banks 1.2%
Banco Santander Central Hispano SA	Spain	36,977	298,400
Bank Leumi Le-Israel BM	Israel	212,958	390,776
Danske Bank AS	Denmark	12,200	122,313
HSBC Holdings plc-London Exchange	United Kingdom	20,343	158,161
Nordea Bank AB	Sweden	53,500	282,236
Sparebanken Nord-Norge	Norway	51,900	373,947
Svenska Handelsbanken, Ser. A	United Kingdom	13,418	146,249

			1,772,082

Diversified Financial Services 2.2%
ASX, Ltd.	Australia	33,530	571,195
Criteria Caixa Corp. SA	Spain	251,671	877,508
Deutsche Boerse AG	Germany	14,438	726,031
Guoco Group, Ltd.	Bermuda	76,000	439,085
Hellenic Exchanges Holding SA	Greece	73,585	469,029
ING Groep NV	Netherlands	37,951	303,123

			3,385,971

Insurance 4.4%
Allianz SE	Germany	8,302	698,779
AXA SA	France	22,309	347,589
CNP Assurances	France	7,460	497,421
Lancashire Holdings plc	Bermuda	134,628	884,259
Legal & General Group plc	United Kingdom	613,447	543,675
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	16,455	2,188,256
Sampo Oyj, Class A	Finland	26,368	424,552
T&D Holdings, Inc.	Japan	13,450	431,555
TrygVesta AS	Denmark	10,810	644,402

			6,660,488

Real Estate Investment Trusts (REITs) 0.2%
Parkway Life	Singapore	7,577	3,944
Westfield Group Australia	Australia	32,290	244,913

			248,857

4

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 1.7%
Health Care Providers & Services 0.1%
Parkway Holdings, Ltd.	Singapore	222,273	$167,868

Pharmaceuticals 1.6%
Bayer AG	Germany	7,437	396,983
GlaxoSmithKline plc	United Kingdom	27,464	484,082
Novartis AG	Switzerland	10,731	444,269
Roche Holding AG	Switzerland	7,271	1,022,920

			2,348,254

INDUSTRIALS 2.9%
Aerospace & Defense 1.1%
BAE Systems plc	United Kingdom	284,202	1,653,214

Building Products 0.3%
Assa Abloy AB, Class B	Sweden	48,400	484,971

Commercial Services & Supplies 0.3%
De La Rue plc	United Kingdom	36,889	498,605

Construction & Engineering 0.3%
Skanska AB, B shares	Sweden	42,200	360,749

Machinery 0.2%
Sandvik AB	Sweden	68,000	348,645

Road & Rail 0.1%
National Express Group plc	United Kingdom	37,168	174,705

Transportation Infrastructure 0.6%
Brisa-Autoestradas de Portugal SA	Portugal	45,063	298,025
Macquarie Airports	Australia	393,249	565,938

			863,963

INFORMATION TECHNOLOGY 2.0%
Office Electronics 0.2%
Neopost	France	4,085	329,356

Semiconductors & Semiconductor Equipment 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	164,618	198,942
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	54,073	407,710
United Microelectronics Corp.	Taiwan	2	1

			606,653

Software 1.4%
Nintendo Co., Ltd.	Japan	6,600	2,030,370

MATERIALS 2.2%
Chemicals 0.7%
Akzo Nobel NV	Netherlands	29,920	1,071,356

Containers & Packaging 0.6%
Rexam plc	United Kingdom	213,789	964,392

Metals & Mining 0.8%
Barrick Gold Corp.	Canada	18,000	672,622
BHP Billiton, Ltd.	Australia	26,135	492,474

			1,165,096

Paper & Forest Products 0.1%
Stora Enso Oyj, Class R	Finland	20,800	126,993

TELECOMMUNICATION SERVICES 10.0%
Diversified Telecommunication Services 8.6%
BCE, Inc.	Canada	27,735	564,022
Belgacom SA	Belgium	20,337	711,281
BT Group plc	United Kingdom	285,090	433,123

5

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Deutsche Telekom AG	Germany	84,692	$1,023,735
France Telecom	France	176,953	3,995,307
Hellenic Telecommunications Organization SA	Greece	41,309	622,721
Hrvatske Telekom SP, GDR 144A	Croatia	10,000	395,100
KT Corp.	South Korea	18,570	531,328
KT Corp., ADR	South Korea	39,540	558,700
Telefonica SA	Spain	146,499	2,606,236
TeliaSonera AB	Sweden	129,500	568,196
Telstra Corp., Ltd.	Australia	369,838	885,400

			12,895,149

Wireless Telecommunication Services 1.4%
StarHub, Ltd.	Singapore	651,500	876,340
Vodafone Group plc	United Kingdom	650,664	1,208,147

			2,084,487

UTILITIES 9.0%
Electric Utilities 4.0%
E.ON AG	Germany	9,636	310,046
Electricite de France SA	France	8,217	402,293
Endesa SA	Spain	47,754	1,474,369
Fortum Oyj	Finland	28,037	547,409
Scottish & Southern Energy plc	United Kingdom	91,955	1,583,033
Sechilienne-Sidec	France	12,406	462,216
Spark Infrastructure Group	Australia	1,428,865	1,216,045

			5,995,411

Gas Utilities 0.5%
Snam Rete Gas SpA	Italy	141,982	740,763

Independent Power Producers & Energy Traders 0.1%
Iberdrola Renovables SA *	Spain	59,062	239,802

Multi-Utilities 4.4%
GDF Suez SA µ	France	48,560	1,863,824
National Grid plc	United Kingdom	202,195	1,888,320
RWE AG	Germany	16,575	1,288,111
Suez Environnement SA *	France	23,756	379,669
United Utilities Group plc	United Kingdom	151,262	1,179,649

			6,599,573

Total Common Stocks (cost $122,792,766)			77,060,541

PREFERRED STOCKS 1.7%
CONSUMER DISCRETIONARY 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Hugo Boss AG, Var. Rate Pfd.	Germany	16,739	255,932

FINANCIALS 1.1%
Capital Markets 0.6%
Credit Suisse Group AG, Var. Rate Pfd.	United Kingdom	45,000	842,062

Insurance 0.5%
Allianz SE, Var. Rate Pfd.	Germany	40,450	796,056

HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Fresenius AG, Var. Rate Pfd.	Germany	8,734	484,166

6

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

	Country	Shares	Value

PREFERRED STOCKS continued
UTILITIES 0.1%
Electric Utilities 0.1%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	23,800	$250,472

Total Preferred Stocks (cost $3,168,403)			2,628,688

RIGHTS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Fortis NV * ☐ + (cost $0)	Belgium	8,064	103

OTHER 1.1%
Bell Aliant Regional Communications Income Fund 144A	Canada	5,263	103,790
Bell Aliant Regional Communications Income Fund	Canada	74,996	1,478,965

Total Other (cost $1,862,538)			1,582,755

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.61% q ø	United States	7,671,756	7,671,756
State Street Navigator Securities Lending Prime Portfolio, 1.90% § ρρ	United States	483,950	483,950

Total Short-Term Investments (cost $8,155,706)			8,155,706

Total Investments (cost $206,282,364) 98.2%			147,614,060
Other Assets and Liabilities 1.8%			2,751,036

Net Assets 100.0%			$150,365,096

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
µ	All or a portion of this security is pledged as collateral for written call options.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazil Real
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depository Receipt
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
TRY	Turkey New Lira

7

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2009:

United Kingdom	17.7%
France	11.4%
Germany	9.4%
United States	5.8%
Norway	5.6%
Spain	4.9%
Netherlands	4.7%
Canada	4.5%
Mexico	4.4%
South Korea	4.3%
Australia	3.4%
Malaysia	2.5%
Greece	1.9%
Italy	1.8%
Japan	1.8%
Sweden	1.7%
Cayman Islands	1.7%
Hungary	1.6%
Switzerland	1.4%
Bermuda	1.2%
Luxembourg	1.0%
Denmark	1.0%
Finland	0.9%
Brazil	0.8%
Singapore	0.8%
Philippines	0.6%
Belgium	0.5%
Taiwan	0.4%
Colombia	0.4%
Morocco	0.4%
Croatia	0.3%
Israel	0.3%
South Africa	0.2%
Peru	0.2%
Portugal	0.2%
Liberia	0.1%
Georgia	0.1%
Ukraine	0.1%

100.0%

At January 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2009	In Exchange for	U.S. Value at January 31, 2009	Unrealized Gain (Loss)

3/18/2009	1,997,805 EUR	$2,556,713	546,000,000 HUF	$2,328,358	$228,355

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/12/2009	2,740,000 TRY	$1,659,927	$1,703,980	$44,053

Open call options written at January 31, 2009 were as follows:

Expiration Date	Index	Number of Contracts	Strike Price		Market Value	Premiums Received

02/20/2009	DJ Euro Stoxx 50 Index	163	2,450	EUR	$27,551	$131,728
02/20/2009	IBEX 35 Index	430	9,246	EUR	16,909	112,443
02/20/2009	CAC 40 Index	123	3,221	EUR	40,066	144,554
02/20/2009	S&P/MIB Index	80	19,724	EUR	21,737	135,473
02/20/2009	DAX Index	170	4,650	EUR	60,952	142,580
02/20/2009	FTSE 100 Index	80	4,400	GBP	50,246	129,042
02/20/2009	OMX Stockholm 30 Index	646	661	SEK	53,898	142,622
02/21/2009	S&P 500 Index	59	895	USD	34,810	114,873
02/21/2009	NASDAQ 100 Index	42	1,250	USD	68,041	120,414
02/21/2009	Russell 2000 Index	109	490	USD	42,074	149,003

8

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $206,298,204. The gross unrealized appreciation and depreciation on securities based on tax cost was $643,390 and $59,327,534, respectively, with a net unrealized depreciation of $58,684,144.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$13,735,625	$(283,673)
Level 2 – Other Significant Observable Inputs	133,878,435	139,797
Level 3 – Significant Unobservable Inputs	0	0

Total	$147,614,060	$(143,876)

*	Other financial instruments include forwards and written options.

9

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

By:
Kasey Phillips
Principal Financial Officer

Date: April 1, 2009